Other Assets (Tables)	12 Months Ended
Jun. 30, 2025
Other Asset [Abstract]
Other Assets
	2025 $’000	2024 $’000
Deposits	16,340	18,530
Prepayments	3,186	4,809
Total other assets	19,526	23,339
Comprising:
Current	8,575	23,339
Non-current	10,951	–